Long-Term Debt - Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt [Abstract]
June 30, 2027	$ 154,504
June 30, 2028	222,008
June 30, 2029	54,738
June 30, 2030	46,738
June 30, 2031	107,550
June 30, 2032 and thereafter	90,887
Total borrowings	$ 676,425	$ 694,709